Document and Entity Information	0 Months Ended
Mar. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 28, 2013
Registrant Name	UBS FUNDS
Central Index Key	0000886244
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Mar 28, 2013
Prospectus Date	Oct 29, 2012
UBS DYNAMIC ALPHA FUND | UBS DYNAMIC ALPHA FUND | CLASS A
Risk/Return:
Trading Symbol	BNAAX
UBS DYNAMIC ALPHA FUND | UBS DYNAMIC ALPHA FUND | CLASS C
Risk/Return:
Trading Symbol	BNACX
UBS DYNAMIC ALPHA FUND | UBS DYNAMIC ALPHA FUND | CLASS Y
Risk/Return:
Trading Symbol	BNAYX

UBS DYNAMIC ALPHA FUND | UBS DYNAMIC ALPHA FUND
UBS DYNAMIC ALPHA FUND
The UBS Funds

UBS Dynamic Alpha Fund

Prospectus Supplement

March 28, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Dynamic Alpha Fund series (the “Fund”) of The UBS Funds dated October 29, 2012, as supplemented, as follows:

1.           Effective on April 30, 2013, the total return goal of the Fund will be changed from the Consumer Price Index plus 5.00% to the Citigroup 1-Month T-Bill Index plus 2% - 4%.

Therefore, the last paragraph under the heading “Principal strategies” and the sub-heading “Management process” on page 5 of the Prospectus and the sixth paragraph under the heading “More information about the funds—UBS Dynamic Alpha Fund” and the sub-heading “Principal investment strategies” on page 22 of the Prospectus are deleted in their entirety and replaced by the following:

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund that meets or exceeds the Citigroup 1-Month T-Bill Index plus 2% - 4% (net of management fees) over rolling five year time horizons. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

2.           In connection with the change to the Fund’s total return goal, effective on April 30, 2013, one of the Fund’s secondary benchmark indices will be changed from the US Consumer Price Index (CPI) to the Citigroup 1-Month T-Bill Index.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
UBS DYNAMIC ALPHA FUND | UBS DYNAMIC ALPHA FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000886244_SupplementTextBlock
The UBS Funds

UBS Dynamic Alpha Fund

Prospectus Supplement

March 28, 2013

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Dynamic Alpha Fund series (the “Fund”) of The UBS Funds dated October 29, 2012, as supplemented, as follows:

1.           Effective on April 30, 2013, the total return goal of the Fund will be changed from the Consumer Price Index plus 5.00% to the Citigroup 1-Month T-Bill Index plus 2% - 4%.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS DYNAMIC ALPHA FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Therefore, the last paragraph under the heading “Principal strategies” and the sub-heading “Management process” on page 5 of the Prospectus and the sixth paragraph under the heading “More information about the funds—UBS Dynamic Alpha Fund” and the sub-heading “Principal investment strategies” on page 22 of the Prospectus are deleted in their entirety and replaced by the following:

In employing its investment strategies for the Fund, the Advisor attempts to achieve a total rate of return for the Fund that meets or exceeds the Citigroup 1-Month T-Bill Index plus 2% - 4% (net of management fees) over rolling five year time horizons. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	In connection with the change to the Fund's total return goal, effective on April 30, 2013, one of the Fund's secondary benchmark indices will be changed from the US Consumer Price Index (CPI) to the Citigroup 1-Month T-Bill Index.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
2.           In connection with the change to the Fund’s total return goal, effective on April 30, 2013, one of the Fund’s secondary benchmark indices will be changed from the US Consumer Price Index (CPI) to the Citigroup 1-Month T-Bill Index.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 29, 2012